(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations - Additional Information - (Write-down) and Gain (Loss) on Sale of Vessels (Detail)		1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 11, 2014 MaintenanceAndSafety	Feb. 29, 2016 MaintenanceAndSafety	Aug. 31, 2014 MaintenanceAndSafety	Jun. 30, 2016 MaintenanceAndSafety	Dec. 31, 2015 USD ($) vessel	Mar. 31, 2015 vessel	Dec. 31, 2016 USD ($) MaintenanceAndSafety floating_storage_unit	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment							$ 69,805,000	$ 8,918,000	$ 13,364,000
Write down and gain (loss) on sale of vessels							$ (40,079,000)	(69,998,000)	(1,638,000)
Ownership interest							50.00%
Advances on newbuilding contracts and conversion costs (notes 14a, 14b, 14e and 14f)					$ 395,084,000		$ 632,130,000	395,084,000
1992-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment							5,000,000
Write down and gain (loss) on sale of vessels								(1,700,000)
Navion Marita [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							(2,100,000)
Navion Saga [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							$ (1,000,000)
Number of floating storage units | floating_storage_unit							1
2000s-Built Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels								$ 3,900,000
2000s-Built Conventional Tankers [Member] | Market Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel								2
2000s-Built Conventional Tankers [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Market Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel								2
1990s-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels								$ (66,700,000)	$ (4,800,000)
1990s-built shuttle tankers [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					17 years 6 months
1990s-built shuttle tankers [Member] | Market Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					5			7	1
1990s-built shuttle tankers [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Market Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						1
1997-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment								$ 8,600,000
Write down and gain (loss) on sale of vessels								$ 1,600,000
1995-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment							$ 14,400,000
Write down and gain (loss) on sale of vessels							$ 6,800,000		$ 3,100,000
Ownership interest							67.00%
Logitel Offshore Holding [Member]
Property, Plant and Equipment [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	3	1
Logitel Offshore Holding [Member] | Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							$ (43,700,000)
Number of units for maintenance and safety | MaintenanceAndSafety			3
Cancellation Potential [Member] | Logitel Offshore Holding [Member] | Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety				2			2
Advances on newbuilding contracts and conversion costs (notes 14a, 14b, 14e and 14f)							$ 0